Debt Instruments at Fair Value Through Other Comprehensive Income (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance	$ 2,394,323	$ 2,574,546
New assets purchased	7,573,665	5,037,857
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(5,694,456)	(5,604,114)
Changes due to modifications not derecognised	394,648
Write-off
Foreign Exchange adjustments and others	(657,908)	386,034
Ending balance	4,010,272	2,394,323
ECL [Member]
Disclosure of financial assets [line items]
Beginning balance	258	324
New assets purchased	816	634
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(614)	(705)
Changes due to modifications not derecognised	67
Write-off
Foreign Exchange adjustments and others	(71)	5
Ending balance	456	258
Expected Credit Losses Stage1 [Member]
Disclosure of financial assets [line items]
Beginning balance	2,394,323	2,574,546
New assets purchased	7,573,665	5,037,857
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(5,694,456)	(5,604,114)
Changes due to modifications not derecognised	394,648
Write-off
Foreign Exchange adjustments and others	(657,908)	386,034
Ending balance	4,010,272	2,394,323
Expected Credit Losses Stage1 [Member] | ECL [Member]
Disclosure of financial assets [line items]
Beginning balance	258	324
New assets purchased	816	634
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(614)	(705)
Changes due to modifications not derecognised	67
Write-off
Foreign Exchange adjustments and others	(71)	5
Ending balance	456	258
Expected Credit Losses Stage2 [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Write-off
Foreign Exchange adjustments and others
Ending balance
Expected Credit Losses Stage2 [Member] | ECL [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Write-off
Foreign Exchange adjustments and others
Ending balance
Expected Credit Losses Stage3 [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Write-off
Foreign Exchange adjustments and others
Ending balance
Expected Credit Losses Stage3 [Member] | ECL [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Write-off
Foreign Exchange adjustments and others
Ending balance